Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 4		$ 10,267		$ (6,307)	$ 3,964
Balance, shares at Dec. 31, 2020	4,084
Stock based compensation (see note 9)			2,030			2,030
Issuance of shares and warrants (see note 9)	$ 2		19,116			19,118
Issuance of shares and warrants,shares	2,469
Net loss					(8,987)	(8,987)
Exercise of warrants (see note 9)	$ 1		3,490			3,491
Exercise of warrants, shares	568
Round up of shares due to reverse stock split (see note 9)		[1]		[1]			[1]
Round up shares due to reverse stock split, shares	1
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			1,457			1,457
Net loss					(5,560)	(5,560)
Balance at Jun. 30, 2022	$ 7		36,360		(20,854)	15,513
Balance, shares at Jun. 30, 2022	7,122
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			1,638			1,638
Net loss					(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Balance at Mar. 31, 2022	$ 7		35,675		(18,082)	17,600
Balance, shares at Mar. 31, 2022	7,122
Stock based compensation (see note 9)			685			685
Net loss					(2,772)	(2,772)
Balance at Jun. 30, 2022	$ 7		36,360		(20,854)	15,513
Balance, shares at Jun. 30, 2022	7,122
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation (see note 9)			685			685
Issuance of shares upon RSU vesting		[2]		[2]
Balance, shares	21
Issuance of shares and warrants (see note 9)	$ 3		13,884			13,887
Issuance of shares and warrants,shares	3,294
Net loss					(5,562)	(5,562)
Balance at Jun. 30, 2023	$ 10		51,110		(30,324)	20,796
Balance, shares at Jun. 30, 2023	10,437
Balance at Mar. 31, 2023	$ 10		50,813		(27,448)	23,375
Balance, shares at Mar. 31, 2023	10,433
Stock based compensation (see note 9)			337			337
Issuance of shares upon RSU vesting		[2]		[2]
Balance, shares	4
Net loss					(2,876)	(2,876)
Issuance expenses			(40)			(40)
Balance at Jun. 30, 2023	$ 10		$ 51,110		$ (30,324)	$ 20,796
Balance, shares at Jun. 30, 2023	10,437

[1]	Represents an amount less than $1 thousand
[2]	Represents an amount less than $1 thousand